Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Undiscovered Managers Funds
Entity Central Index Key	0001047712
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000126248 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R6 Shares
Trading Symbol	UBVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	$41	0.80%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000177425 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R5 Shares
Trading Symbol	UBVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	$46	0.90%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[2]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000177424 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R4 Shares
Trading Symbol	UBVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	$54	1.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[3]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000177423 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R3 Shares
Trading Symbol	UBVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	$67	1.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[4]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000126247 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R2 Shares
Trading Symbol	UBVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	$80	1.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%	[5]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000011783 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class L Shares
Trading Symbol	UBVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class L Shares)	$46	0.90%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[6]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000126246 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class I Shares
Trading Symbol	UBVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class I Shares)	$51	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[7]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000011786 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class C Shares
Trading Symbol	UBVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class C Shares)	$90	1.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%	[8]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000011784 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class A Shares
Trading Symbol	UBVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Undiscovered Managers Behavioral Value Fund (Class A Shares)	$64	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[9]
Net Assets	$ 8,845,807,000
Holdings Count | Holding	92
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,845,807
Total number of portfolio holdings	92
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)

[1]	This charge is annualized.
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.
[7]	This charge is annualized.
[8]	This charge is annualized.
[9]	This charge is annualized.